ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
           SUPPLEMENT DATED SEPTEMBER 21, 2007 TO THE PROSPECTUS DATED
                                  MAY 1, 2007,
 AS SUPPLEMENTED ON MAY 16, 2007, JUNE 20, 2007, JUNE 27, 2007, AND
                                AUGUST 30, 2007

            THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN
           THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND
                         RETAINED FOR FUTURE REFERENCE.

AT THE SPECIAL MEETING OF SHAREHOLDERS HELD ON SEPTEMBER 19, 2007, SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS IN THE FOLLOWING TABLE APPROVED AN AGREEMENT AND PLAN OF REORGANIZATION (THE "PLAN") BETWEEN EACH ACQUIRED FUND AND ITS CORRESPONDING ACQUIRING FUND. EACH OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS IS A SERIES OF THE ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "VIP TRUST").

UNDER THE PLAN, EFFECTIVE SEPTEMBER 21, 2007, A "REORGANIZATION" WAS COMPLETED WHEREBY EACH ACQUIRING FUND HAS ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF ITS CORRESPONDING ACQUIRED FUND IN EXCHANGE FOR SHARES OF THE ACQUIRING FUND. SHARES OF EACH ACQUIRING FUND HAVE BEEN DISTRIBUTED PROPORTIONATELY TO THE SHAREHOLDERS OF THE CORRESPONDING ACQUIRED FUND IN COMPLETE LIQUIDATION OF THE ACQUIRED FUND AND THE ASSUMPTION OF THE ACQUIRED FUND'S LIABILITIES.

---------------------------------------------------------- ---------------------------------------------------
                     ACQUIRED FUNDS                                         ACQUIRING FUNDS
---------------------------------------------------------- ---------------------------------------------------
               AZLSM AIM Basic Value Fund                            AZLSM Van Kampen Comstock Fund
---------------------------------------------------------- ---------------------------------------------------
               AZLSM OCC Renaissance Fund                                 AZLSM OCC Value Fund
---------------------------------------------------------- ---------------------------------------------------
         AZLSM Van Kampen Aggressive Growth Fund                  AZLSM Van Kampen Mid Cap Growth Fund
---------------------------------------------------------- ---------------------------------------------------
        AZLSM Van Kampen Strategic Growth Fund                AZLSM Dreyfus Founders Equity Growth Fund
---------------------------------------------------------- ---------------------------------------------------

As a result of the Reorganizations, all information and references to the Acquired Funds are hereby deleted from the prospectus.

                                   * * * * *

THE BOARD OF TRUSTEES APPROVED A TEMPORARY REDUCTION IN THE MANAGEMENT FEE THROUGH APRIL 30, 2008, FOR THE AZL OCC VALUE FUND EFFECTIVE UPON THE COMPLETION OF THE REORGANIZATION BETWEEN THE AZL OCC RENAISSANCE FUND (THE ACQUIRED FUND) AND THE AZL OCC VALUE FUND (THE ACQUIRING FUND). THE MANAGEMENT FEE IS REDUCED TO A SCHEDULE WITH MULTIPLE RATES: 0.75% ON THE FIRST $250 MILLION OF NET ASSETS, 0.70% ON THE NEXT $250 MILLION OF NET ASSETS, AND 0.65% ON NET ASSETS THEREAFTER.

AS A RESULT OF THE TEMPORARY REDUCTION IN THE MANAGEMENT FEE, THE ANNUAL FUND OPERATING EXPENSES FOR THE AZL OCC VALUE FUND THAT APPEARS ON PAGE 80 IS REPLACED WITH THE FOLLOWING:


--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets)

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee(1)                                                   .75%
Distribution (12b-1) Fees                                           .25%
Other Expenses(2)                                                   .11%
Total Annual Fund Operating Expenses                               1.11%
Fee Waiver((3))                                                    0.00%
Net Annual Fund Operating Expenses((3))                            1.11%

(1) Effective September 21, 2007, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $250 million, 0.70% on the next $250 million, and 0.65% thereafter through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.
(2) Other Expenses have been restated to reflect current expenses.
(3) The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

                                                               AZLPRO-007-0507





                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED SEPTEMBER 21, 2007
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007
               AS SUPPLEMENTED JUNE 20, 2007, AND AUGUST 29, 2007


AT THE SPECIAL MEETING OF SHAREHOLDERS HELD ON SEPTEMBER 19, 2007, SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS IN THE FOLLOWING TABLE APPROVED AN AGREEMENT AND PLAN OF REORGANIZATION (THE "PLAN") BETWEEN EACH ACQUIRED FUND AND ITS CORRESPONDING ACQUIRING FUND. EACH OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS IS A SERIES OF THE ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "VIP TRUST").

UNDER THE PLAN, EFFECTIVE SEPTEMBER 21, 2007, A "REORGANIZATION" WAS COMPLETED WHEREBY EACH ACQUIRING FUND HAS ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF ITS CORRESPONDING ACQUIRED FUND IN EXCHANGE FOR SHARES OF THE ACQUIRING FUND. SHARES OF EACH ACQUIRING FUND HAVE BEEN DISTRIBUTED PROPORTIONATELY TO THE SHAREHOLDERS OF THE CORRESPONDING ACQUIRED FUND IN COMPLETE LIQUIDATION OF THE ACQUIRED FUND AND THE ASSUMPTION OF THE ACQUIRED FUND'S LIABILITIES.

---------------------------------------------------------- ---------------------------------------------------
                     ACQUIRED FUNDS                                         ACQUIRING FUNDS
---------------------------------------------------------- ---------------------------------------------------
               AZLSM AIM Basic Value Fund                            AZLSM Van Kampen Comstock Fund
---------------------------------------------------------- ---------------------------------------------------
               AZLSM OCC Renaissance Fund                                 AZLSM OCC Value Fund
---------------------------------------------------------- ---------------------------------------------------
         AZLSM Van Kampen Aggressive Growth Fund                  AZLSM Van Kampen Mid Cap Growth Fund
---------------------------------------------------------- ---------------------------------------------------
         AZLSM Van Kampen Strategic Growth Fund                AZLSM Dreyfus Founders Equity Growth Fund
---------------------------------------------------------- ---------------------------------------------------

As a result of the Reorganization, all information and references to the Acquired Funds are hereby deleted from the Statement of Additional Information.

                               * * * * *

THE BOARD OF TRUSTEES APPROVED A TEMPORARY REDUCTION IN THE MANAGEMENT FEE THROUGH APRIL 30, 2008, FOR THE AZL OCC VALUE FUND EFFECTIVE UPON THE COMPLETION OF THE REORGANIZATION BETWEEN THE AZL OCC RENAISSANCE FUND (THE ACQUIRED FUND) AND THE AZL OCC VALUE FUND (THE ACQUIRING FUND). THE MANAGEMENT FEE IS REDUCED TO A SCHEDULE WITH MULTIPLE RATES: 0.75% ON THE FIRST $250 MILLION OF NET ASSETS, 0.70% ON THE NEXT $250 MILLION OF NET ASSETS, AND 0.65% ON NET ASSETS THEREAFTER.

AS A RESULT OF THE TEMPORARY REDUCTION IN THE MANAGEMENT FEE, THE FOLLOWING ENTRY FOR THE AZL OCC VALUE FUND IS ADDED TO THE TABLE ON PAGE 49 OF FUNDS THAT HAVE ENTERED INTO A WRITTEN AGREEMENT WHEREBY THE MANAGER HAS VOLUNTARILY REDUCED THE MANAGEMENT FEE THROUGH APRIL 30, 2008:

NAME OF FUND                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
OCC Value Fund 0.75% on the first $250 million of assets, 0.70% on the next $250 million, and 0.65% on assets on assets above $500 million.

                                                                 AZLSAI-003-0507